CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Loss from continuing operations	[1]	$ (101.7)	$ (8.6)
Adjustments for:
Foreign exchange gains		(43.8)	(12.0)
Reclamation and closure costs paid		(1.4)	(2.4)
Gain on disposal of El Morro stream		(33.0)	0.0
Impairment of assets and inventory write-down		268.4	30.9
Depreciation and depletion		220.6	200.3
Other non-cash adjustments		46.4	28.3
Income tax recovery		(115.9)	(2.1)
Finance income		(1.1)	(1.4)
Finance costs		13.2	9.9
Cash flows from (used in) operations before changes in working capital		251.7	242.9
Change in non-cash operating working capital		40.9	(20.3)
Income taxes paid		(17.6)	2.4
Operating cash flows generated from continuing operations	[1]	275.0	225.0
Operating cash flows generated from discontinued operations		67.2	57.2
Cash generated from operations		342.2	282.2
INVESTING ACTIVITIES
Mining interests	[2]	(567.0)	(555.9)	[3]
Gold price option contract investment costs		(0.9)	(3.5)
Proceeds from the sale of assets		65.3	0.7
Prepayment received on Peak sale, net of transaction costs		2.6	0.0
Tax on proceeds from disposal of El Morro		0.0	(0.9)
Interest received		1.0	1.4
Investing cash flows used by continuing operations	[1]	(499.0)	(558.2)
Investing cash flows used by discontinued operations		(34.6)	(10.4)
Cash used by investing activities		(533.6)	(568.6)
FINANCING ACTIVITIES
Proceeds received from exercise of options		0.6	9.7
Net proceeds received from issuance of common shares		164.7	0.0
Financing initiation costs		0.0	(1.0)
Issuance of senior unsecured notes, net of transaction costs		294.6	0.0
Repayment of senior unsecured notes		(305.3)	0.0
Drawdown of Credit Facility		130.0	100.0
Cash settlement of gold stream obligation		(1.1)	0.0
Interest paid		(63.7)	(55.3)
Proceeds from gold stream agreement		0.0	75.0
Cash generated by financing activities		219.8	128.4
Effect of exchange rate changes on cash and cash equivalents		1.9	8.4
Change in cash and cash equivalents		30.3	(149.6)
Cash and cash equivalents, beginning of period		185.9	335.5
Cash and cash equivalents, end of period		216.2	185.9
Cash and cash equivalents are comprised of:
Cash		161.3	135.7
Short-term money market instruments		54.9	50.2
Cash and cash equivalents		$ 216.2	$ 185.9

[1]	For the year ended December 31, 2017 and comparative periods, Peak Mines has been classified as a discontinued operation and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines. Refer to Note 16 for further details.
[2]	Capital expenditures per consolidated statement of cash flows.
[3]	Prior-year period comparatives have been revised as per note 5.